Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Convertible Debt

The convertible debt balances consisted of the following at September 30, 2023, and December 31, 2022:

(in thousands)	September 30, 2023	December 31, 2022
Convertible notes principal	$—	$5,600
Convertible notes discount	—	(149)
Convertible notes payable, net of discount	$—	$5,451

The convertible debt balances consisted of the following at December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Convertible notes principal	$5,600	$1,300
Convertible notes discount	(149)	—
Convertible notes payable, net of discount	$5,451	$1,300